Reserves (Details)									1 Months Ended											12 Months Ended
	Apr. 09, 2019	Feb. 05, 2019 shares	Dec. 11, 2018 shares	Nov. 03, 2018 shares	Nov. 02, 2018 $ / shares shares	Oct. 01, 2018 shares	Aug. 04, 2018 shares	Jul. 13, 2018 $ / shares shares	Apr. 20, 2021 $ / shares	Mar. 31, 2021 shares	Nov. 24, 2020 shares	Sep. 18, 2020 $ / shares	May 25, 2020 shares	Feb. 18, 2020 shares	Jan. 30, 2020 shares	Dec. 19, 2019 shares	Sep. 30, 2019 shares	Oct. 24, 2018 shares	Aug. 28, 2018 $ / shares shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Reserves (Details) [Line Items]
Exercise price ,description	On April 9, 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents).
Number of share options forfeited																				(1,400,000)	(350,000)
Number of share options issued									91,392,720
Exercise price per option (in Dollars per share) | $ / shares									$ 0.032			$ 0.09
Fair value per option (in Dollars per share) | $ / shares												$ 0.032
Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of options expired		100,000	1,200,000	200,000		360,000	306,490						1,400,000	2,000,000				200,000
Reserve Of Share Based Payments For Warrants [Member]
Reserves (Details) [Line Items]
Number of options expired																586,672,964
Directors and Employees [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of free-attaching options issued											674,694,939
Expiry Date								The options are exercisable at A$0.083 consideration and expire on January 31, 2023.
Exercise price of outstanding share options (in Dollars per share) | $ / shares								$ 0.083
Share option (in Dollars per share) | $ / shares								$ 0.038
Employee [Member]
Reserves (Details) [Line Items]
Number of share options forfeited										1,400,000
Employee [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of share options issued								700,000
Number of share options forfeited															200,000		150,000
Consultant [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of share options issued																			500,000
Exercise price of outstanding share options (in Dollars per share) | $ / shares																			$ 0.11
Share option (in Dollars per share) | $ / shares																			$ 0.019
Directors [Member]
Reserves (Details) [Line Items]
Number of options expired
Number of share options forfeited
Number of share options issued												49,000,000
Directors [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of share options issued					1,250,000
Share option (in Dollars per share) | $ / shares					$ 0.016
Exercise price of outstanding share options (in Dollars per share) | $ / shares					$ 0.11
Chief Executive Officer [Member]
Reserves (Details) [Line Items]
Fair value per option (in Dollars per share) | $ / shares									$ 0.028